UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 36.9%
Aerospace & Defense – 0.3%
58,863	The Boeing Co.	$ 7,071,212

Air Freight & Logistics – 0.4%
85,224	United Parcel Service, Inc. Class B	7,942,877

Beverages – 0.4%
42,782	PepsiCo, Inc.	4,248,253
94,736	The Coca-Cola Co.	4,066,069

		8,314,322

Capital Markets – 1.9%
660,096	AllianceBernstein Holding LP	12,172,170
56,427	Ameriprise Financial, Inc.	5,115,108
828,674	Ares Capital Corp.	11,518,569
507,338	Credit Suisse Group AG ADR	9,030,616
66,913	Virtu Financial, Inc. Class A	1,518,925

		39,355,388

Chemicals – 0.4%
157,402	E.I. du Pont de Nemours & Co.	8,304,530

Commercial Banks – 4.3%
325,852	Australia & New Zealand Banking Group Ltd. ADR	5,660,049
1,889,327	Banco Bilbao Vizcaya Argentaria SA ADR	12,223,946
126,169	BB&T Corp.	4,120,680
562,825	JPMorgan Chase & Co.	33,488,087
102,873	M&T Bank Corp.	11,334,547
470,912	Wells Fargo & Co.	23,653,910

		90,481,219

Communications Equipment – 1.3%
442,561	Cisco Systems, Inc.	10,528,526
209,411	QUALCOMM, Inc.	9,494,695
726,296	Telefonaktiebolaget LM Ericsson ADR	6,464,034

		26,487,255

Computers & Peripherals – 0.6%
315,438	EMC Corp.	7,813,400
478,351	HP, Inc.	4,644,788

		12,458,188

Consumer Finance* – 0.3%
252,851	Synchrony Financial	7,186,026

Containers & Packaging – 0.5%
225,994	Packaging Corp. of America	11,487,275

Diversified Telecommunication Services – 1.4%
649,114	AT&T, Inc.	23,407,051
518,432	Telefonica SA ADR	5,438,352

		28,845,403

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – 2.9%
180,324	Duke Energy Corp.	$ 13,578,397
460,444	FirstEnergy Corp.	15,222,279
324,644	Iberdrola SA ADR	9,145,221
116,122	NextEra Energy, Inc.	12,971,989
151,556	Pinnacle West Capital Corp.	10,049,678

		60,967,564

Food & Staples Retailing – 1.3%
404,451	Wal-Mart Stores, Inc.	26,839,368

Health Care Equipment & Supplies – 0.8%
197,545	Abbott Laboratories	7,477,078
121,513	Medtronic PLC	9,225,267

		16,702,345

Health Care Providers & Services – 0.4%
77,994	UnitedHealth Group, Inc.	8,981,789

Hotels, Restaurants & Leisure – 0.3%
90,543	Yum! Brands, Inc.	6,552,597

Household Products – 0.8%
436,146	Reckitt Benckiser Group PLC ADR	7,833,182
116,067	The Procter & Gamble Co.	9,481,513

		17,314,695

Industrial Conglomerates – 1.1%
827,274	General Electric Co.	24,073,673

Insurance – 2.5%
97,311	Arthur J. Gallagher & Co.	3,662,786
46,928	Everest Re Group Ltd.	8,397,296
389,190	MetLife, Inc.	17,377,334
253,315	Prudential Financial, Inc.	17,752,315
220,253	Zurich Insurance Group AG ADR*	4,867,591

		52,057,322

Machinery* – 0.4%
880,146	Volvo AB ADR	7,833,299

Media – 0.7%
305,070	Viacom, Inc. Class B	13,923,395

Oil, Gas & Consumable Fuels – 4.2%
335,273	Apache Corp.	14,262,513
260,347	BP PLC ADR	8,427,432
184,463	Devon Energy Corp.	5,146,518
172,078	Energy Transfer Partners LP	5,117,600
328,878	Exxon Mobil Corp.	25,603,152
42,847	Rose Rock Midstream LP	470,460
391,548	Royal Dutch Shell PLC ADR Class A	17,200,704
198,007	Targa Resources Partners LP	2,720,616
234,386	Total SA ADR	10,387,988

		89,336,983

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Personal Products – 0.4%
196,039	Unilever NV	$ 8,706,092

Pharmaceuticals – 3.9%
101,720	Johnson & Johnson	10,623,637
442,343	Merck & Co., Inc.	22,413,520
83,722	Novartis AG ADR	6,527,804
1,072,750	Pfizer, Inc.	32,708,147
264,464	Sanofi ADR	11,012,281

		83,285,389

Real Estate Investment Trusts – 2.0%
353,411	Brixmor Property Group, Inc.	9,407,801
432,022	RLJ Lodging Trust	7,901,682
674,875	Starwood Property Trust, Inc.	12,849,620
1,553,572	Two Harbors Investment Corp.	11,807,147

		41,966,250

Semiconductors & Semiconductor Equipment – 0.7%
481,497	Intel Corp.	14,936,037

Software – 0.7%
150,264	Microsoft Corp.	8,278,044
168,241	Oracle Corp.	6,108,831

		14,386,875

Specialty Retail – 0.9%
1,994,003	Hennes & Mauritz AB ADR	12,941,080
252,702	The Gap, Inc.	6,246,793

		19,187,873

Tobacco – 0.3%
112,027	Altria Group, Inc.	6,845,970

Transportation Infrastructure – 0.3%
1,411,644	Sydney Airport	6,647,281

Wireless Telecommunication Services – 0.5%
358,815	Vodafone Group PLC ADR	11,553,843

TOTAL COMMON STOCKS (Cost $846,284,689)		$ 780,032,335

Shares	Rate	Value
Preferred Stocks – 3.6%
Commercial Banks(a) – 0.3%
CoBank ACB
10,000	6.250%(b)	$ 1,037,500
45,662	6.200	4,566,200

		5,603,700

Consumer Finance – 0.9%
Capital One Financial Corp.
175,000	6.000	4,536,000
Citigroup Capital XIII(a)
145,263	6.986	3,714,375
GMAC Capital Trust I(a)
154,150	8.125	3,923,118
Merrill Lynch Capital Trust I(a)
39,934	6.450	1,020,713
Morgan Stanley(a)
183,597	6.375	4,771,686

		17,965,892

Shares	Rate	Value
Preferred Stocks – (continued)
Diversified Telecommunication Services – 0.5%
Verizon Communications, Inc.
420,597	5.900	$ 11,154,232

Electric Utilities – 0.6%
Exelon Corp.
104,612	6.500	4,500,408
SCE Trust III(a)
320,000	5.750	8,515,200

		13,015,608

Real Estate Investment Trusts – 1.3%
DDR Corp.
110,000	6.250	2,779,700
DuPont Fabros Technology, Inc.
76,935	7.625	1,947,994
Public Storage
279,990	5.750	7,148,145
Taubman Centers, Inc.
251,732	6.500	6,455,667
Ventas Realty LP/Ventas Capital Corp.
120,000	5.450	3,182,400
Vornado Realty Trust
242,990	6.625	6,242,413

		27,756,319

TOTAL PREFERRED STOCKS — 3.6% (Cost $72,267,138)		$ 75,495,751

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – 47.2%
Aerospace & Defense(b)(c) – 0.2%
Moog, Inc.
$ 4,000,000		5.250%	12/01/22	$ 4,050,000

Airlines(b) – 0.8%
Air Canada
8,150,000		5.000	03/15/20	7,518,375
6,425,000		8.750(c)	04/01/20	6,818,531
2,539,048		5.375	11/15/22	2,494,615

				16,831,521

Banks – 5.9%
Ally Financial, Inc.
3,000,000		8.000	11/01/31	3,375,000
American Express Co.(a)(c)
4,964,000		6.800	09/01/66	4,895,745
Bank of America Corp.(a)(c)
6,275,000		6.100	03/17/49	6,275,000
4,050,000		5.125	06/17/49	3,827,250
4,850,000		6.250	09/25/49	4,850,000
BPCE SA(b)
5,000,000		4.625	07/11/24	4,895,785
Citigroup, Inc.(a)(c)
9,300,000	(d)	5.900	02/15/49	9,137,250
4,025,000		5.875	03/27/49	3,909,281
1,075,000		6.300	05/15/49	1,042,750

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations (continued)
Banks – (continued)
Credit Agricole SA(a)(c)
GBP	938,000	5.000%		06/20/49	$ 1,357,272
Credit Suisse Group AG(a)(c)
	$5,200,000	7.500	(b)	12/11/49	5,343,000
	2,500,000	6.250		12/18/49	2,431,250
Deutsche Bank AG
	3,000,000	4.500		04/01/25	2,671,389
DNB Bank ASA(a)(c)
	3,000,000	5.750		03/26/49	2,758,272
ING Groep NV(a)(c)
	4,275,000	6.000		04/16/49	4,146,750
	6,650,000	6.500		12/29/49	6,450,500
Intesa Sanpaolo SpA(b)
	9,100,000	5.017		06/26/24	8,754,073
	5,525,000	5.710		01/15/26	5,410,262
JPMorgan Chase & Co.(a)(c)
	14,150,000	6.125		04/30/49	14,198,535
	5,000,000	6.100		10/01/49	5,025,000
Lloyds Banking Group PLC(a)(c)
GBP	7,365,000	7.000		06/27/49	10,293,311
	2,000,000	7.625		06/27/49	2,855,327
Swedbank AB(a)(c)
	$4,400,000	5.500		03/17/49	4,279,000
UBS Group AG(a)(c)
	7,350,000	6.875		08/07/49	7,246,806

					125,428,808

Brokerage(c) – 0.5%
Morgan Stanley(a)
	7,400,000	5.550		07/15/49	7,307,500
Rialto Holdings LLC/Rialto Corp.(b)
	3,000,000	7.000		12/01/18	3,000,000

					10,307,500

Building Materials(c) – 0.5%
AECOM
	3,050,000	5.750		10/15/22	3,091,199
Masonite International Corp.(b)
	4,000,000	5.625		03/15/23	4,100,000
RSI Home Products, Inc.(b)
	2,800,000	6.500		03/15/23	2,877,000

					10,068,199

Chemicals(c) – 0.4%
Ashland, Inc.
	9,750,000	6.875		05/15/43	8,799,375

Consumer Cyclical Services - Business(c) – 2.7%
CoreLogic, Inc.
	5,000,000	7.250		06/01/21	5,187,500
Corrections Corp. of America
	4,200,000	5.000		10/15/22	4,242,000
Equinix, Inc.
	5,000,000	5.375		01/01/22	5,200,000
	6,000,000	5.375		04/01/23	6,180,000
	3,000,000	5.750		01/01/25	3,090,000
	1,050,000	5.875		01/15/26	1,086,750
First Data Corp.(b)
	6,650,000	5.750		01/15/24	6,600,125

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical Services-Business – (continued)
IHS, Inc.
	$6,000,000	5.000%		11/01/22	$ 6,030,000
Iron Mountain Europe PLC
GBP	2,950,000	6.125		09/15/22	4,255,029
Iron Mountain, Inc.(b)
	$3,300,000	6.000		10/01/20	3,514,500
Sabre GLBL, Inc.(b)
	600,000	5.250		11/15/23	593,250
WEX, Inc.(b)
	11,001,000	4.750		02/01/23	9,955,905

					55,935,059

Consumer Cyclical Services-Rental Equipment(c) – 0.5%
Ahern Rentals, Inc.(b)
	8,850,000	7.375		05/15/23	6,416,250
United Rentals North America, Inc.
	3,950,000	4.625		07/15/23	3,841,375
	1,000,000	5.750		11/15/24	921,250

					11,178,875

Consumer Products(c) – 0.5%
Spectrum Brands, Inc.
	8,835,000	6.625		11/15/22	9,387,188

Electric(c) – 1.0%
Calpine Corp.(b)
	8,539,000	7.875		01/15/23	9,115,382
Dynegy, Inc.
	5,045,000	6.750		11/01/19	4,843,200
EDP - Energias de Portugal SA(a)
EUR	3,100,000	5.375		09/16/75	3,204,962
Electricite de France SA(a)
	3,000,000	5.000		12/20/20	2,929,786
Puget Sound Energy, Inc.(a)
	$550,000	6.974		06/01/67	420,062

					20,513,392

Energy – 2.6%
Antero Resources Corp.(c)
	8,875,000	5.125		12/01/22	7,455,000
	3,525,000	5.625	(b)	06/01/23	2,961,000
Apache Corp.(c)
	2,575,000	4.250		01/15/44	1,755,081
California Resources Corp.(b)(c)
	3,311,000	8.000		12/15/22	1,307,845
Carrizo Oil & Gas, Inc.(c)
	3,000,000	6.250		04/15/23	2,096,250
Centrica PLC(a)(c)
EUR	2,800,000	3.000		04/10/76	2,609,952
Chesapeake Energy Corp.(b)(c)
	$4,125,000	8.000		12/15/22	1,763,438
Concho Resources, Inc.(c)
	4,475,000	5.500		04/01/23	4,005,125
EP Energy LLC/Everest Acquisition Finance, Inc.(c)
	4,675,000	6.375		06/15/23	1,636,250
Halcon Resources Corp.(b)(c)
	4,325,000	8.625		02/01/20	2,724,750
Laredo Petroleum, Inc.(c)
	5,175,000	5.625		01/15/22	3,726,000
MEG Energy Corp.(b)(c)
	8,050,000	6.375		01/30/23	4,145,750
Nexen Energy ULC
	5,000	6.400		05/15/37	5,800
	50,000	7.500		07/30/39	63,875
NRG Energy, Inc.(c)
	7,000,000	7.875		05/15/21	6,090,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
SM Energy Co.(c)
$10,000,000	5.000%		01/15/24	$ 5,350,000
Whiting Petroleum Corp.
$3,375,000	5.000	(c)	03/15/19	2,160,000
1,000,000	1.250	(b)	04/01/20	541,875
7,625,000	6.250	(c)	04/01/23	4,784,687

				55,182,678

Entertainment(b)(c) – 0.2%
WMG Acquisition Corp.
4,725,000	5.625		04/15/22	4,571,438

Financial Co. - Non Captive – 1.6%
CIT Group, Inc.(b)
6,000,000	5.500		02/15/19	6,210,000
HRG Group, Inc.(c)
300,000	7.875	(b)	07/15/19	312,000
7,775,000	7.875		07/15/19	8,115,156
Nationstar Mortgage LLC/Nationstar Capital Corp.(c)
3,000,000	6.500		08/01/18	2,857,500
6,000,000	6.500		07/01/21	5,295,000
Navient Corp.
3,000,000	5.500		01/15/19	2,827,500
4,000,000	5.875		03/25/21	3,460,000
Speedy Cash Intermediate Holdings Corp.(b)(c)
8,549,000	10.750		05/15/18	4,701,950

				33,779,106

Food & Beverage – 1.0%
Anheuser-Busch InBev Finance, Inc.(c)
3,625,000	4.900		02/01/46	3,767,776
Constellation Brands, Inc.
5,625,000	4.750		12/01/25	5,800,781
Cott Beverages, Inc.(c)
11,075,000	5.375		07/01/22	10,853,500
TreeHouse Foods, Inc.(b)(c)
1,550,000	6.000		02/15/24	1,592,625

				22,014,682

Gaming – 0.7%
CyrusOne LP/CyrusOne Finance Corp.(c)
5,299,000	6.375		11/15/22	5,351,990
MGM Resorts International
9,750,000	6.750		10/01/20	10,140,000

				15,491,990

Health Care – 3.3%
Amsurg Corp.(c)
950,000	5.625		07/15/22	950,000
Centene Escrow Corp.(b)
3,000,000	5.625		02/15/21	3,052,500
1,550,000	6.125		02/15/24	1,588,750
CHS/Community Health Systems, Inc.(c)
10,625,000	6.875		02/01/22	9,615,625
DaVita HealthCare Partners, Inc.(c)
15,675,000	5.000		05/01/25	15,361,500
HCA, Inc.
10,000,000	4.750		05/01/23	10,025,000
15,000,000	5.000		03/15/24	15,187,500
Tenet Healthcare Corp.
11,600,000	4.012	(a)(b)(c)	06/15/20	11,426,000
3,150,000	6.000		10/01/20	3,339,000

				70,545,875

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Pharmaceuticals(c) – 0.8%
Actavis Funding SCS
	$6,075,000	4.750%		03/15/45	$ 6,062,345
Bayer AG(a)
EUR	4,000,000	2.375		04/02/75	4,076,676
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.(b)
	$3,150,000	6.000		07/15/23	3,165,750
Merck KGaA(a)
EUR	4,000,000	2.625		12/12/74	4,187,173

					17,491,944

Health Care - Services(b)(c) – 0.2%
MEDNAX, Inc.
	$4,100,000	5.250		12/01/23	4,202,500

Home Construction – 0.5%
CBRE Services, Inc.(c)
	5,000,000	5.250		03/15/25	5,150,000
TRI Pointe Holdings, Inc./TRI Pointe Group, Inc.
	3,000,000	4.375		06/15/19	2,910,000
William Lyon Homes, Inc.(c)
	2,000,000	5.750		04/15/19	1,892,500

					9,952,500

Lodging(b)(c) – 0.1%
MCE Finance Ltd.
	3,000,000	5.000		02/15/21	2,707,500

Media - Cable – 3.9%
Altice Luxembourg SA(c)
EUR	2,000,000	6.250		02/15/25	1,833,486
CCO Holdings LLC/CCO Holdings Capital Corp.
	$4,300,000	5.125		05/01/23	4,278,500
	4,000,000	5.750	(c)	09/01/23	4,095,000
	7,000,000	5.375	(c)	05/01/25	6,930,000
	4,000,000	5.875	(b)(c)	05/01/27	3,930,000
CCO Safari II LLC(b)(c)
	6,000,000	4.908		07/23/25	5,985,347
	15,000,000	6.484		10/23/45	15,058,739
CCOH Safari LLC(b)(c)
	2,195,000	5.750		02/15/26	2,173,050
Comcast Corp.(c)
	3,500,000	4.600		08/15/45	3,548,902
DISH DBS Corp.
	4,050,000	5.875		11/15/24	3,604,500
Numericable - SFR SAS(b)(c)
	18,300,000	6.000		05/15/22	18,048,375
UPCB Finance IV Ltd.(b)(c)
	9,275,000	5.375		01/15/25	8,973,563
Virgin Media Secured Finance PLC(c)
GBP	450,000	6.000		04/15/21	662,384
Ziggo Bond Finance BV(b)(c)
	$3,000,000	5.875		01/15/25	2,767,500

					81,889,346

Media - Non Cable – 3.4%
21st Century Fox America, Inc.
	5,025,000	6.150		02/15/41	5,478,307
Ancestry.com, Inc.(c)
	1,900,000	11.000		12/15/20	2,009,250

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable – (continued)
Lamar Media Corp.(b)(c)
$1,200,000	5.750%		02/01/26	$ 1,230,000
Nielsen Finance LLC/Nielsen Finance Co.(b)(c)
12,000,000	5.000		04/15/22	12,090,000
Sirius XM Radio, Inc.(b)(c)
6,500,000	4.625		05/15/23	6,353,750
16,000,000	6.000		07/15/24	16,680,000
Univision Communications, Inc.(c)
8,950,000	5.125	(b)	02/15/25	8,457,750
6,000,000	5.125		02/15/25	5,670,000
Videotron Ltd.(b)(c)
13,000,000	5.375		06/15/24	13,032,500

				71,001,557

Metals & Mining(b)(c) – 0.1%
Lundin Mining Corp.
1,400,000	7.500		11/01/20	1,200,500

Packaging(c) – 0.6%
Ardagh Finance Holdings SA(b)(e)
990,968	8.625		06/15/19	906,736
Ardagh Packaging Finance PLC(b)
132,353	7.000		11/15/20	125,735
BWAY Holding Co.(b)
4,375,000	9.125		08/15/21	3,554,688
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu
7,750,000	6.875		02/15/21	8,030,937

				12,618,096

Pipelines – 1.4%
Enterprise Products Operating LLC(a)(c)
100,000	8.375		08/01/66	80,000
1,000,000	7.000		06/01/67	760,000
Kinder Morgan Energy Partners LP
2,000,000	6.950		01/15/38	1,709,033
Kinder Morgan, Inc.(c)
11,075,000	5.050		02/15/46	8,095,885
Sabine Pass Liquefaction LLC(c)
4,000,000	6.250		03/15/22	3,680,000
9,000,000	5.750		05/15/24	7,852,500
The Williams Cos., Inc.
9,000,000	7.500		01/15/31	6,142,500
Williams Partners LP
2,000,000	6.300		04/15/40	1,429,895

				29,749,813

Property/Casualty Insurance – 0.0%
MetLife, Inc.(c)
200,000	6.400		12/15/36	211,000
Transatlantic Holdings, Inc.
75,000	8.000		11/30/39	98,357

				309,357

Real Estate(c) – 0.3%
DuPont Fabros Technology LP
6,000,000	5.875		09/15/21	6,165,000

Restaurants(b)(c) – 0.6%
New Red Finance, Inc.
8,150,000	4.625		01/15/22	8,180,563
Seminole Hard Rock Entertainment, Inc.
4,450,000	5.875		05/15/21	4,472,250

				12,652,813

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Retailers – 1.2%
Amazon.com, Inc.(c)
$10,625,000	4.950%	12/05/44	$ 11,204,699
Dollar Tree, Inc.(b)(c)
4,000,000	5.750	03/01/23	4,220,000
L Brands, Inc.
6,000,000	5.625	02/15/22	6,435,000
2,000,000	5.625	10/15/23	2,125,000
The Neiman Marcus Group, Inc.
1,500,000	7.125	06/01/28	1,320,000

			25,304,699

Retailers - Food & Drug(c) – 0.6%
BI-LO LLC/BI-LO Finance Corp.(b)(e)
2,600,000	8.625	09/15/18	1,712,750
CVS Health Corp.
4,400,000	5.125	07/20/45	4,721,131
Rite Aid Corp.
6,000,000	6.750	06/15/21	6,315,000

			12,748,881

Technology – 0.5%
Apple, Inc.
4,675,000	4.375	05/13/45	4,570,404
VeriSign, Inc.(c)
2,000,000	4.625	05/01/23	1,955,000
4,000,000	5.250	04/01/25	3,940,000

			10,465,404

Technology—Hardware(c) – 0.5%
NCR Corp.
5,000,000	5.875	12/15/21	4,925,000
Qorvo, Inc.(b)
3,450,000	6.750	12/01/23	3,415,500
QUALCOMM, Inc.
3,425,000	4.800	05/20/45	3,026,578

			11,367,078

Technology - Software – 1.4%
Aspect Software, Inc.(c)
1,000,000	10.625	05/15/17	770,000
BMC Software Finance, Inc.(b)(c)
10,000,000	8.125	07/15/21	6,175,000
BMC Software, Inc.
3,000,000	7.250	06/01/18	2,445,000
Infor (US), Inc.(b)(c)
7,350,000	6.500	05/15/22	6,339,375
Microsoft Corp.(c)
5,000,000	3.750	02/12/45	4,606,323
Nuance Communications, Inc.(b)(c)
7,000,000	5.375	08/15/20	7,000,000
SS&C Technologies Holdings, Inc.(b)(c)
1,850,000	5.875	07/15/23	1,910,125

			29,245,823

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Tobacco(c) – 0.8%
Reynolds American, Inc.
	$14,575,000	5.850%		08/15/45	$ 16,285,645

Transportation(c) – 0.1%
Aguila 3 SA
CHF	2,100,000	7.875		01/31/18	2,075,707

Wireless Telecommunications – 5.5%
Altice Financing SA(b)(c)
	$4,425,000	6.625%		02/15/23	4,358,625
Altice Finco SA(b)(c)
	2,000,000	8.125		01/15/24	1,922,500
Digicel Group Ltd.(b)(c)
	3,800,000	8.250		09/30/20	3,034,300
Digicel Ltd.(b)(c)
	950,000	7.000		02/15/20	838,375
Intelsat Jackson Holdings SA(c)
	3,300,000	7.250		10/15/20	2,838,000
	6,000,000	5.500		08/01/23	4,770,000
Intelsat Luxembourg SA(c)
	6,000,000	7.750		06/01/21	2,610,000
	11,450,000	8.125		06/01/23	4,694,500
SBA Communications Corp.(c)
	17,191,000	4.875		07/15/22	17,105,045
SoftBank Group Corp.
	8,000,000	4.500	(b)	04/15/20	7,920,000
	4,425,000	6.000	(c)	07/30/25	4,480,313
Sprint Capital Corp.
	5,500,000	6.875		11/15/28	3,630,000
Sprint Communications, Inc.
	8,975,000	6.000		12/01/16	8,930,125
	2,000,000	6.000		11/15/22	1,340,000
Sprint Corp.
	16,000,000	7.875		09/15/23	11,320,000
	7,500,000	7.125		06/15/24	5,081,250
T-Mobile USA, Inc.(c)
	2,000,000	6.250		04/01/21	2,040,000
	5,000,000	6.633		04/28/21	5,162,500
	8,200,000	6.625		04/01/23	8,384,500
	2,000,000	6.375		03/01/25	2,005,000
	10,550,000	6.500		01/15/26	10,550,000
VimpelCom Holdings BV
	1,000,000	7.504		03/01/22	1,003,500
Wind Acquisition Finance SA(b)(c)
	2,425,000	4.750		07/15/20	2,385,634

					116,404,167

Wirelines Telecommunications – 2.3%
AT&T, Inc.(c)
	6,300,000	4.750		05/15/46	5,595,438
Communications Sales & Leasing, Inc./CSL Capital LLC(b)(c)
	3,600,000	6.000		04/15/23	3,429,000
Frontier Communications Corp.
	7,776,000	8.500		04/15/20	7,698,240
	5,550,000	8.875	(b)(c)	09/15/20	5,563,875
	5,000,000	6.875	(c)	01/15/25	3,975,000
Level 3 Financing, Inc.(b)(c)
	6,000,000	5.375		01/15/24	6,060,000
Telecom Italia SpA(b)
	12,875,000	5.303		05/30/24	12,585,313
Verizon Communications, Inc.
	2,500,000	4.862		08/21/46	2,326,867
	2,500,000	4.672		03/15/55	2,101,338

					49,335,071

TOTAL CORPORATE OBLIGATIONS (Cost $1,081,254,795)					$ 997,259,087

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 0.0%
Collateralized Mortgage Obligations – 0.0%
Adjustable Rate Non-Agency(a) – 0.0%
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
$161,797	0.722%	08/25/35	$ 135,229
Countrywide Alternative Loan Trust Series 2005-38, Class A3
168,262	0.772	09/25/35	134,621
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
10,874	2.638	11/20/34	10,033
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
135,073	0.682	01/25/36	120,014
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1
366,116	0.617	07/25/47	276,262
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
133,209	2.549	06/25/34	130,481
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
64,569	2.739	08/25/33	64,728

			871,368

Interest Only(f) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
2,353	5.250	07/25/33	66
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
22,014	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
23,846	0.000	08/25/33	—
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
33,596	0.123	08/25/33	204
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
6,417	0.320	07/25/33	73

			343

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $777,939)			$ 871,711

Asset-Backed Securities – 0.0%
Home Equity(a) – 0.0%
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A
$51,976	0.706%	02/15/34	$ 44,918

Manufactured Housing – 0.0%
Mid-State Trust Series 4, Class A
26,565	8.330	04/01/30	27,175

TOTAL ASSET-BACKED SECURITIES (Cost $84,124)			$ 72,093

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(g) – 9.7%
Aerospace – 0.3%
Transdigm, Inc.
$4,638,585	3.750%	02/28/20	$ 4,528,419
1,974,937	3.750	06/04/21	1,912,490

			6,440,909

Automotive - Parts – 0.0%
Gates Global LLC
1,106,595	4.250	07/05/21	995,017

Building Materials – 0.0%
Atkore International, Inc.
950,000	7.750	10/09/21	830,462

Chemicals – 0.5%
MacDermid, Inc.
841,500	5.500	06/07/20	781,392
The Chemours Co.
3,124,524	3.750	05/12/22	2,759,986
Univar, Inc.
3,391,500	4.250	07/01/22	3,280,327
US Coatings Acquisition, Inc.
4,679,994	3.750	02/01/20	4,638,295

			11,460,000

Consumer Cyclical Services - Business – 0.3%
Equinix, Inc.
1,200,000	4.000	01/08/23	1,200,000
First Data Corp.
5,850,000	4.177	07/08/22	5,734,463

			6,934,463

Energy – 0.3%
American Energy - Marcellus LLC
1,075,000	8.500	08/04/21	24,188
EP Energy LLC
3,525,000	3.500	05/24/18	2,238,375
450,000	4.500	04/30/19	292,500
Magnum Hunter Resources, Inc.
3,291,750	0.000	10/22/19	1,700,748
691,007	9.000	09/15/16	687,552
Targa Resources Corp.
725,581	5.750	02/25/22	609,488

			5,552,851

Environmental – 0.2%
EnergySolutions LLC
5,335,036	6.750	05/29/20	4,428,080

Financial Co. - Non Captive – 0.1%
Victory Capital Management, Inc.
2,572,115	7.000	10/31/21	2,482,091

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(g) – (continued)
Food & Beverage – 0.6%
Diamond Foods, Inc.
$6,230,782	4.250%	08/20/18	$ 6,211,342
Performance Food Group, Inc.
2,960,513	6.800	11/14/19	2,953,112
Shearer’s Foods, Inc.
1,775,000	5.250	06/30/21	1,735,062
1,420,000	7.750	06/30/22	1,334,800

			12,234,316

Food & Beverages – 0.2%
US Foods, Inc.
3,466,113	4.500	03/31/19	3,413,046

Health Care – 0.1%
Community Health Systems, Inc.
643,272	3.750	12/31/19	617,219
1,183,603	4.000	01/27/21	1,137,739

			1,754,958

Health Care - Pharmaceuticals – 0.5%
Endo Luxembourg Finance Co. I S.A.R.L.
4,600,000	3.750	09/26/22	4,538,912
Valeant Pharmaceuticals International, Inc.
6,607,211	4.000	04/01/22	6,350,455

			10,889,367

Health Care - Services – 1.4%
Envision Healthcare Corp.
7,704,350	4.250	05/25/18	7,664,441
MPH Acquisition Holdings LLC
4,267,710	3.750	03/31/21	4,156,749
Ortho-Clinical Diagnostics, Inc.
4,551,894	4.750	06/30/21	3,989,735
Sedgwick Claims Management Services, Inc.
10,470,000	6.750	02/28/22	9,231,085
615,000	6.750	02/28/22	542,227
U.S. Renal Care, Inc.
4,175,000	5.250	12/31/22	4,146,318

			29,730,555

Home Construction – 0.1%
Builders FirstSource, Inc.
2,319,672	6.000	07/31/22	2,275,018

Lodging – 0.1%
Hilton Worldwide Finance LLC
2,396,875	3.500	10/26/20	2,391,338

Media - Broadcasting & Radio – 0.4%
Getty Images, Inc.
12,502,759	4.750	10/18/19	8,070,531

Media - Non Cable – 0.3%
Checkout Holding Corp.
6,935,328	4.500	04/09/21	5,402,621

Metals & Mining – 0.0%
Hi Crush Partners LP
1,339,773	4.750	04/28/21	1,011,528

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(g) – (continued)
Packaging – 0.1%
Berry Plastics Holding Group, Inc.
$1,821,329	3.750%	01/06/21	$ 1,798,380

Real Estate – 0.3%
Communications Sales & Leasing, Inc.
2,468,797	5.000	10/24/22	2,310,794
Realogy Corp.
3,466,158	3.750	03/05/20	3,438,428

			5,749,222

Restaurants – 0.2%
1011778 B.C. Unlimited Liability Co.
3,360,444	3.750	12/10/21	3,337,627

Retailers – 1.1%
Burlington Coat Factory Warehouse Corp.
2,629,604	4.250	08/13/21	2,609,330
Neiman Marcus Group Ltd., Inc.
9,421,661	4.250	10/25/20	8,159,818
PetSmart, Inc.
6,275,942	4.250	03/11/22	6,071,973
The Men’s Wearhouse, Inc.
5,550,000	5.000	06/18/21	4,863,188
True Religion Apparel, Inc.
4,197,750	5.875	07/30/19	1,836,516

			23,540,825

Retailers - Food & Drug – 0.1%
Rite Aid Corp.
1,750,000	4.875	06/21/21	1,743,875

Services Cyclical - Business Services – 0.3%
ADS Waste Holdings, Inc.
2,859,203	3.750	10/09/19	2,757,701
Sabre, Inc.
3,304,450	4.000	02/19/19	3,263,145

			6,020,846

Technology - Software/Services – 1.9%
Aspect Software, Inc.
1,948,489	7.500	05/07/16	1,768,254
Avago Technologies Cayman Ltd.
11,600,000	4.250	02/01/23	11,406,048
5,148,973	3.750	05/06/21	5,140,941
BMC Software Finance, Inc.
7,039,632	5.000	09/10/20	5,615,374
MA FinanceCo., LLC
5,203,125	4.500	11/20/19	5,089,333
NXP BV
5,875,000	3.750	12/07/20	5,860,313
Renaissance Learning, Inc.
150,000	8.000	04/11/22	136,125
SS&C Technologies, Inc.
2,198,206	4.007	07/08/22	2,187,215
315,832	4.018	07/08/22	314,253
TTM Technologies, Inc.
2,711,375	6.000	05/31/21	2,253,830

			39,771,686

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(g) – (continued)
Wireless Telecommunications – 0.1%
Neptune Finco Corp.
$2,675,000	5.000%	10/09/22	$ 2,667,483

Wirelines Telecommunications – 0.2%
Level 3 Financing, Inc.
4,850,000	4.000	08/01/19	4,839,088

TOTAL BANK LOANS (Cost $224,450,193)			$ 205,766,183

Shares	Distribution Rate	Value
Investment Companies(h) – 1.5%
Goldman Sachs Financial Square Government Fund - FST Shares
28,021,303	0.232%	$ 28,021,303
Goldman Sachs High Yield Fund – Institutional Shares
455,528	0.001	2,696,726

TOTAL INVESTMENT COMPANIES (Cost $31,333,328)		$ 30,718,029

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment – 0.2%
Commercial Paper – 0.2%
Duke Energy Corp.
$ 5,000,000	0.873%	02/23/16	$ 4,997,372

TOTAL SHORT-TERM INVESTMENT (Cost $4,997,372)			$ 4,997,372

TOTAL INVESTMENTS BEFORE REVERSE REPURCHASE AGREEMENTS (Cost $2,261,449,578)			$2,095,212,561

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value
Reverse Repurchase Agreement – (0.1)%
First Boston Reverse Repurchase Agreement
$ (2,527,500)	0.500%	08/11/16	$ (2,527,500)

TOTAL REVERSE REPURCHASE AGREEMENT (Cost $2,527,500)			$ (2,527,500)

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			22,076,112

NET ASSETS – 100.0%			$2,114,761,173

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2016.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $361,561,642, which represents approximately 17.1% of net assets as of January 31, 2016.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of January 31, 2016, the value of securities pledged amounted to $2,456,250

(e)	Pay-in-kind securities.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility on January 31, 2016. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h)	Represents Affiliated Funds.

Currency Abbreviations:
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
ADR	— American Depositary Receipt
GMAC	— General Motors Acceptance Corporation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Goldman Sachs Asset Management International	USD	2,399,077	CHF	2,418,025	$2,362,116	02/18/16	$36,961
	USD	19,701,206	EUR	18,105,526	19,618,305	02/10/16	82,901
	USD	20,447,336	GBP	14,015,776	19,971,502	02/19/16	475,835

TOTAL							$595,697

FUTURES CONTRACTS — At January 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(147)	March 2016	$(24,429,562)	$(989,062)
2 Year U.S. Treasury Notes	(128)	March 2016	(27,984,000)	(58,216)
5 Year U.S. Treasury Notes	1,423	March 2016	171,716,078	2,324,901
10 Year U.S. Treasury Notes	(705)	March 2016	(91,352,578)	(380,681)
20 Year U.S. Treasury Bonds	(464)	March 2016	(74,718,500)	(3,186,228)

TOTAL				$(2,289,286)

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,265,844,100

Gross unrealized gain	44,746,737
Gross unrealized loss	(215,378,276)

Net unrealized security loss	$(170,631,539)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 96.4%
Aerospace & Defense – 1.4%
499,700	United Technologies Corp.	$ 43,818,693

Beverages – 3.4%
1,052,080	PepsiCo., Inc.	104,471,544

Capital Markets – 1.2%
521,400	T. Rowe Price Group, Inc.	36,993,330

Chemicals – 10.6%
999,200	Ecolab, Inc.	107,783,704
460,855	Monsanto Co.	41,753,463
378,700	The Sherwin-Williams Co.	96,822,229
1,044,208	The Valspar Corp.	81,792,813

		328,152,209

Commercial Banks – 1.2%
855,618	Bank of the Ozarks, Inc.	37,938,102

Communications Equipment – 3.0%
1,071,800	Harris Corp.	93,214,446

Diversified Financial Services – 2.4%
502,320	FactSet Research Systems, Inc.	75,699,624

Food & Staples Retailing – 3.2%
1,034,500	CVS Health Corp.	99,922,355

Food Products – 3.8%
1,474,300	Hormel Foods Corp.	118,548,463

Health Care Providers & Services – 3.5%
1,348,600	Cardinal Health, Inc.	109,735,582

Household Products – 3.3%
1,219,600	Church & Dwight Co., Inc.	102,446,400

Industrial Conglomerates – 3.1%
553,510	Roper Technologies, Inc.	97,235,102

Insurance – 2.4%
667,109	Chubb Ltd.	75,430,015

IT Services – 3.8%
980,000	Automatic Data Processing, Inc.	81,428,200
427,709	Jack Henry & Associates, Inc.	34,721,417

		116,149,617

Leisure Equipment & Products – 2.0%
837,790	Polaris Industries, Inc.	61,862,413

Machinery – 3.3%
740,700	Illinois Tool Works, Inc.	66,714,849
376,200	Parker-Hannifin Corp.	36,551,592

		103,266,441

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 17.0%
862,082	Columbia Pipeline Partners LP	$ 13,189,855
1,759,629	Enable Midstream Partners LP	13,337,988
2,429,000	Energy Transfer Equity LP	21,083,720
1,725,300	Enterprise Products Partners LP	41,251,923
989,700	EOG Resources, Inc.	70,288,494
669,816	EQT Midstream Partners LP	45,594,375
1,225,940	Genesis Energy LP	34,841,215
697,200	Magellan Midstream Partners LP	44,781,156
965,195	MPLX LP	29,699,050
1,574,953	NGL Energy Partners LP	18,978,184
1,448,300	Plains All American Pipeline LP	30,573,613
1,500,000	Suncor Energy, Inc.	35,325,000
1,517,200	Sunoco Logistics Partners LP	33,788,044
669,593	Tallgrass Energy GP LP	10,378,691
365,000	Tallgrass Energy Partners LP	12,596,150
777,550	Tesoro Logistics LP	34,468,791
569,270	Western Gas Partners LP	18,609,436
912,404	Williams Partners LP	20,091,136

		528,876,821

Pharmaceuticals – 10.2%
2,137,600	Novo Nordisk A/S ADR	119,427,712
661,000	Perrigo Co. PLC	95,567,380
3,086,658	Roche Holding AG ADR	100,069,452

		315,064,544

Road & Rail – 2.4%
1,403,500	Canadian National Railway Co.	75,073,215

Specialty Retail – 8.3%
1,657,300	Lowe’s Cos., Inc.	118,762,118
1,628,781	The TJX Cos., Inc.	116,034,358
347,590	Tiffany & Co.	22,190,146

		256,986,622

Textiles, Apparel & Luxury Goods – 6.9%
1,890,400	NIKE, Inc. Class B	117,223,704
1,566,380	VF Corp.	98,055,388

		215,279,092

TOTAL COMMON STOCKS (Cost $2,662,019,660)		$ 2,996,164,630

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 3.3%
Repurchase Agreements – 3.3%
Joint Repurchase Agreement Account II
$102,500,000	0.350%	02/01/16	$ 102,500,000
(Cost $102,500,000)

TOTAL INVESTMENTS — 99.7% (Cost $2,764,519,660)			$ 3,098,664,630

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			8,059,916
NET ASSETS — 100.0%			$ 3,106,724,546

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on January 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt
GP	— General Partnership
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,776,311,610

Gross unrealized gain	615,090,508
Gross unrealized loss	(292,737,488)

Net unrealized security gain	$322,353,020

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting for such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class (the FST Share class for Money Market Funds) on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for both repurchase and reverse repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximates fair value and are generally classified as Level 2 of the fair value hierarchy.

i. Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by the Funds subject to the Funds’ agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of an MRA.

If the buyer defaults on its commitment to sell back the securities, the Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that the Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to the Fund.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Board of Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. To the extent investments are valued using single source broker quotations or third party pricing vendors such investments are classified as Level 3 investments.

GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2016:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks			—
Australia & Oceania(a)	$5,660,049	$6,647,281	$—
Europe	158,818,732		—
North America	608,906,273		—
Preferred Stocks(a)
North America	—	75,495,751	—
Fixed Income
Corporate Obligations	—	997,259,087	—
Mortgage-Backed Obligations	—	871,711	—
Asset-Backed Securities	—	72,093	—
Bank Loans	—	196,367,674	9,398,509
Investment Companies	30,718,029	—	—
Short-term Investments	—	4,997,372	—
Total	$804,103,083	$1,281,710,969	$9,398,509
Liabilities
Reverse Repurchase Agreements	$	$(2,527,500)	$

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$595,697	$—
Futures Contracts	2,324,901	—	—
Total	$2,324,901	$595,697	$—
Liabilities(b)
Futures Contracts	$(4,614,187)	$—	$—

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks(a)		—	—
Europe	$390,494,559	$—	$—
North America	2,605,670,071	—	—
Short-term Investments	—	102,500,000	—
Total	$2,996,164,630	$102,500,000	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2016, the Rising Dividend Growth Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2016, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Rising Dividend Growth	$102,500,000	$102,500,997	$104,766,628

REPURCHASE AGREEMENTS — At January 31, 2016, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Rising Dividend Growth
BNP Paribas Securities Co.	0.370%	$27,204,364
Citigroup Global Markets, Inc.	0.350	21,662,735
Merrill Lynch & Co., Inc.	0.350	27,939,890
Merrill Lynch & Co., Inc.	0.330	25,693,011
TOTAL		$102,500,000

At January 31, 2016, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 7.000%	06/01/19 to 10/01/45
Federal National Mortgage Association	2.500 to 7.500	04/01/26 to 11/01/44
Government National Mortgage Association	3.000 to 6.000	02/15/29 to 08/15/45
U.S. Treasury Note	2.250	11/15/25

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowings and the use of derivatives may result in leverage and may make the Funds more volatile. When the Funds use leverage, the sum of each Fund’s investment exposure may significantly exceed the amount of assets invested in each Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. Each Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause the Funds to liquidate portfolio positions to satisfy their obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by each Fund can substantially increase the adverse impact to which each Fund’s investment portfolio may be subject.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — Goldman Sachs Rising Dividend Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 30, 2016

*	Print the name and title of each signing officer under his or her signature.